Note 23 - Commitments and Contingencies	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
23.	Commitments and contingencies:

a)	Credit commitments:

The amount of credit related commitments represents the maximum amount of additional credit that the Bank could be obliged to extend. Under certain circumstances, the Bank may cancel loan commitments at its option. Letters of credit amounts are not necessarily indicative of the associated credit risk exposure as many of these arrangements are contracted for a limited period of usually less than one year and will expire or terminate without being drawn upon.

(thousands of Canadian dollars)
	2023	2022

Loan commitments	$405,426	$382,851
Letters of credit	75,963	60,273

	$481,389	$443,124

b)	Pledged assets:

In the ordinary course of business, assets are pledged against the off-balance sheet letters of credit in the amount of $11.3 million (2022 - $11.1 million).

c)	Other commitments:

During the current year the Bank committed to acquire capital assets in the amount of approximately $17.5 million in fiscal 2024.